Schedule of investments
Delaware VIP® Trust  —  Nomura VIP Limited Duration Bond Series
March 31, 2026 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.72%
Freddie Mac REMICs Series 5092 WG 1.00% 4/25/31	115,729	$ 109,359
Total Agency Collateralized Mortgage Obligations (cost $116,416)		109,359

Agency Mortgage-Backed Securities — 6.89%
Fannie Mae S.F. 30 yr
5.50% 2/1/55	107,663	108,217
5.50% 9/1/55	45,755	45,986
6.00% 9/1/53	122,135	124,807
6.00% 8/1/54	181,714	185,387
6.00% 9/1/55	29,822	30,400
6.50% 3/1/55	123,636	127,820
7.00% 2/1/55	31,694	33,303
Freddie Mac S.F. 30 yr
5.50% 11/1/54	139,927	140,647
5.50% 2/1/55	28,420	28,563
GNMA II S.F. 30 yr
5.50% 2/20/55	124,081	125,038
6.00% 3/20/55	64,578	65,756
6.50% 4/20/55	30,156	31,338
Total Agency Mortgage-Backed Securities (cost $1,039,976)		1,047,262

Collateralized Loan Obligations — 1.64%
Dryden 83 CLO Series 2020-83A AR 144A 5.198% (TSFR03M + 1.53%, Floor 1.53%) 4/18/37 #, •	250,000	250,000
Total Collateralized Loan Obligations (cost $250,000)		250,000

Corporate Bonds — 32.76%
Banking — 6.99%
Bank of America
4.456% 2/6/32 μ	40,000	39,508
5.819% 9/15/29 μ	40,000	41,269
6.204% 11/10/28 μ	40,000	41,104
6.25% 7/26/30 μ, ψ	65,000	65,429
6.625% 5/1/30 μ, ψ	20,000	20,518

Bank of Montreal 4.439% 1/14/32 μ	25,000	24,624
Bank of New York Mellon
4.942% 2/11/31 μ	30,000	30,401
5.802% 10/25/28 μ	38,000	38,860
Citigroup
4.503% 9/11/31 μ	40,000	39,555
6.625% 2/15/31 μ, ψ	10,000	10,014
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Citigroup
6.75% 2/15/30 μ, ψ	16,000	$ 16,001
Goldman Sachs Group
1.542% 9/10/27 μ	80,000	78,969
4.369% 10/21/31 μ	40,000	39,229
5.218% 4/23/31 μ	40,000	40,684

Huntington Bancshares 4.623% 1/28/32 μ	25,000	24,643
JPMorgan Chase & Co.
1.47% 9/22/27 μ	35,000	34,524
5.571% 4/22/28 μ	30,000	30,372
5.572% 4/22/36 μ	12,000	12,370
Morgan Stanley
3.95% 4/23/27	15,000	14,914
4.493% 1/16/32 μ	35,000	34,422
5.192% 4/17/31 μ	10,000	10,151
PNC Financial Services Group
4.899% 5/13/31 μ	15,000	15,095
5.222% 1/29/31 μ	40,000	40,816

Popular 7.25% 3/13/28	15,000	15,550
State Street
4.543% 4/24/28 μ	11,000	11,024
4.834% 4/24/30	15,000	15,240

Truist Bank 4.632% 9/17/29 μ	215,000	213,284
US Bancorp
4.653% 2/1/29 μ	13,000	13,064
6.787% 10/26/27 μ	15,000	15,201
Wells Fargo & Co.
4.96% 1/23/37 μ	8,000	7,796
5.15% 4/23/31 μ	15,000	15,259
6.491% 10/23/34 μ	12,000	12,997
		1,062,887
Basic Industry — 0.26%
Rio Tinto Finance USA 4.50% 3/14/28	40,000	40,204
		40,204
Brokerage — 0.52%
Apollo Global Management 4.60% 1/15/31	20,000	19,827
Brookfield Asset Management 4.653% 11/15/30	35,000	34,708
TPG Operating Group II 4.875% 5/15/31	25,000	24,532
		79,067
Capital Goods — 5.20%
Boeing
6.259% 5/1/27	10,000	10,175
6.388% 5/1/31	10,000	10,668

Eaton 4.20% 3/6/31	200,000	197,179
NQ-VIPLDB [0326] 0526 (5459500)    1

Schedule of investments
Delaware VIP® Trust  —  Nomura VIP Limited Duration Bond Series
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)

GE Vernova 4.25% 2/4/31	140,000	$ 138,470
Honeywell Aerospace 144A 4.00% 3/16/29 #	180,000	178,366
Mauser Packaging Solutions Holding 144A 7.875% 4/15/30 #	15,000	15,011
Northrop Grumman 4.65% 7/15/30	80,000	80,489
Parker-Hannifin 4.25% 9/15/27	70,000	70,056
RTX 5.75% 11/8/26	89,000	89,755
		790,169
Communications — 1.28%
CCO Holdings 144A 6.375% 9/1/29 #	14,000	14,052
McGraw-Hill Education 144A 7.375% 9/1/31 #	37,000	37,796
Stagwell Global 144A 5.625% 8/15/29 #	41,000	39,069
T-Mobile USA 3.75% 4/15/27	105,000	104,370
		195,287
Consumer Cyclical — 2.56%
Amazon.com 4.25% 3/13/31	70,000	69,500
Cyprium 144A 6.125% 4/15/31 #	39,000	38,544
General Motors Financial
4.20% 10/27/28	50,000	49,497
5.00% 7/15/27	80,000	80,437

Gildan Activewear 144A 4.70% 10/7/30 #	40,000	39,592
Lowe's
3.95% 10/15/27	15,000	14,954
4.25% 3/15/31	25,000	24,548

MGM Resorts International 6.125% 9/15/29	36,000	36,233
Victra Holdings 144A 8.75% 9/15/29 #	35,000	36,353
		389,658
Consumer Non-Cyclical — 5.23%
Abbott Laboratories 4.00% 3/15/31	360,000	354,376
AbbVie
4.125% 3/15/31	40,000	39,428
4.80% 3/15/29	65,000	66,053

Bunge Limited Finance 2.75% 5/14/31	70,000	63,762
Cargill 144A 4.125% 10/23/30 #	20,000	19,716
Hasbro 4.65% 3/12/31	10,000	9,879
Merck & Co.
3.85% 3/15/29	15,000	14,894
4.15% 3/15/31	45,000	44,512
Novartis Capital
4.10% 3/16/29	75,000	74,921
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Novartis Capital
4.40% 3/18/31	25,000	$ 25,000

Pfizer 4.20% 11/15/30	15,000	14,900
Royalty Pharma 1.75% 9/2/27	55,000	53,037
Thermo Fisher Scientific 1.75% 10/15/28	15,000	14,133
		794,611
Electric — 3.15%
Black Hills 4.55% 1/31/31	20,000	19,795
Constellation Energy Generation 3.90% 1/8/28	15,000	14,887
Duke Energy Carolinas 3.95% 11/15/28	85,000	84,351
Duke Energy Florida 4.20% 12/1/30	20,000	19,788
FirstEnergy Pennsylvania Electric 144A 5.20% 4/1/28 #	60,000	60,875
National Rural Utilities Cooperative Finance
4.15% 8/25/28	15,000	14,954
4.80% 3/15/28	40,000	40,387

NRG Energy 144A 4.734% 10/15/30 #	30,000	29,738
PSEG Power 144A 5.20% 5/15/30 #	55,000	55,876
Vistra 144A 7.00% 12/15/26 #, μ, ψ	30,000	30,059
Vistra Operations
144A 4.30% 7/15/29 #	90,000	88,493
144A 4.70% 1/31/31 #	20,000	19,689
		478,892
Energy — 1.86%
ConocoPhillips 4.30% 8/15/28	17,000	16,988
Enbridge 4.90% 6/20/30	15,000	15,163
Energy Transfer
5.55% 2/15/28	55,000	56,077
6.50% 2/15/56 μ	45,000	44,488

Kinder Morgan 5.10% 8/1/29	35,000	35,720
Noble Finance II 144A 8.00% 4/15/30 #	36,000	37,084
ONEOK 5.65% 11/1/28	60,000	61,615
USA Compression Partners 144A 7.125% 3/15/29 #	15,000	15,356
		282,491
Finance Companies — 2.70%
AerCap Ireland Capital DAC 5.10% 1/19/29	150,000	151,995
Apollo Debt Solutions
6.70% 7/29/31	30,000	30,368

2    NQ-VIPLDB [0326] 0526 (5459500)

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Finance Companies (continued)
Apollo Debt Solutions
6.90% 4/13/29	30,000	$ 30,709

Ares Capital 5.10% 1/15/31	45,000	43,295
Avolon Holdings Funding 144A 4.95% 1/15/28 #	20,000	20,075
Blackstone Private Credit Fund
5.05% 9/10/30	20,000	18,868
5.35% 3/12/31	20,000	19,011
5.60% 11/22/29	30,000	29,197

Blue Owl Credit Income 6.60% 9/15/29	47,000	46,845
Takeoff Merger Sub 144A 4.85% 3/24/31 #	20,000	19,758
		410,121
Insurance — 0.72%
New York Life Global Funding 144A 5.45% 9/18/26 #	40,000	40,241
Principal Life Global Funding II 144A 4.25% 8/18/28 #	70,000	69,625
		109,866
Natural Gas — 0.13%
Spire 4.60% 9/1/31	20,000	19,773
		19,773
Technology — 2.03%
Alphabet 3.70% 2/15/29	40,000	39,665
Broadcom 4.90% 7/15/32	15,000	15,137
NXP 4.30% 8/19/28	65,000	64,712
Oracle
4.50% 5/6/28	30,000	29,868
4.95% 2/4/31	35,000	34,257
6.15% 11/9/29	15,000	15,472

Roper Technologies 4.25% 9/15/28	80,000	79,510
Salesforce 4.90% 9/15/31	30,000	29,965
		308,586
Transportation — 0.13%
ERAC USA Finance 144A 4.60% 5/1/28 #	20,000	20,102
		20,102
Total Corporate Bonds (cost $5,003,503)		4,981,714

Non-Agency Asset-Backed Securities — 13.69%
ARI Fleet Lease Trust Series 2025-A B 144A 4.70% 1/17/34 #	100,000	100,238
Enterprise Fleet Financing Series 2023-3 A2 144A 6.40% 3/20/30 #	34,568	34,878
	Principalamount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
Ford Credit Auto Owner Trust Series 2024-B A3 5.10% 4/15/29	96,434	$ 97,183
Ford Credit Floorplan Master Owner Trust Series 2024-1 A1 144A 5.29% 4/15/29 #	200,000	202,315
GMF Floorplan Owner Revolving Trust Series 2023-1 A2 144A 4.822% (SOFR + 1.15%) 6/15/28 #, •	250,000	250,361
Hyundai Auto Lease Securitization Trust
Series 2024-A A3 144A 5.02% 3/15/27 #	22,618	22,629
Series 2024-C A3 144A 4.62% 4/17/28 #	100,000	100,300

Hyundai Auto Receivables Trust Series 2025-D A2A 4.03% 11/15/28	100,000	100,021
NextGear Floorplan Master Owner Trust Series 2024-1A A1 144A 4.572% (SOFR + 0.90%, Floor 0.90%) 3/15/29 #, •	200,000	200,739
PFS Financing
Series 2024-B A 144A 4.95% 2/15/29 #	200,000	201,203
Series 2025-A A 144A 4.322% (SOFR + 0.65%, Floor 0.65%) 1/15/29 #, •	200,000	200,237

Porsche Innovative Lease Owner Trust Series 2024-1A A3 144A 4.67% 11/22/27 #	91,014	91,180
Santander Drive Auto Receivables Trust Series 2025-4 D 4.95% 1/15/32	100,000	99,279
Verizon Master Trust
Series 2024-3 A1A 5.34% 4/22/30	100,000	101,319
Series 2025-9 A1B 4.092% (SOFR + 0.42%) 10/21/30 •	200,000	200,129

Wheels Fleet Lease Funding 1 Series 2024-3A A1 144A 4.80% 9/19/39 #	78,726	79,232
Total Non-Agency Asset-Backed Securities (cost $2,073,307)		2,081,243

Non-Agency Collateralized Mortgage Obligations — 1.72%
Connecticut Avenue Securities Trust
Series 2023-R08 1M1 144A 5.162% (SOFR + 1.50%) 10/25/43 #, •	25,294	25,302
NQ-VIPLDB [0326] 0526 (5459500)    3

Schedule of investments
Delaware VIP® Trust  —  Nomura VIP Limited Duration Bond Series
	Principalamount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
Connecticut Avenue Securities Trust
Series 2025-R02 1M2 144A 5.262% (SOFR + 1.60%) 2/25/45 #, •	80,000	$ 80,072

Freddie Mac Structured Agency Credit Risk REMIC Trust Series 2023-HQA3 A1 144A 5.512% (SOFR + 1.85%) 11/25/43 #, •	42,747	43,045
OBX Trust Series 2023-NQM8 A1 144A 7.045% 9/25/63 #, φ	56,442	56,754
Verus Securitization Trust Series 2023-6 A1 144A 6.665% 9/25/68 #, φ	56,391	56,614
Total Non-Agency Collateralized Mortgage Obligations (cost $260,872)		261,787

US Treasury Obligations — 41.37%
US Treasury Floating Rate Notes 3.752% (USBMMY3M + 0.10%) 1/31/28 •	1,320,000	1,320,043
US Treasury Notes
3.50% 1/31/28	1,830,000	1,819,706
3.50% 1/15/29	1,735,000	1,720,361
3.625% 12/31/30	900,000	887,854
4.125% 2/28/27	540,000	541,812
Total US Treasury Obligations (cost $6,316,260)		6,289,776
	Number of shares
Short-Term Investments — 0.73%
Money Market Mutual Funds — 0.73%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.55%)	27,933	27,933
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.53%)	27,934	27,934
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.59%)	27,934	27,934
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.57%)	27,934	$ 27,934
Total Short-Term Investments (cost $111,735)		111,735

Total Value of Securities—99.52% (cost $15,172,069)		15,132,876
Receivables and Other Assets Net of Liabilities—0.48%★		72,358
Net Assets Applicable to 1,651,915 Shares Outstanding—100.00%		$15,205,234
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2026, the aggregate value of Rule 144A securities was $2,920,569, which represents 19.21% of the Series’ net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2026. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
φ	Step coupon bond. Stated rate in effect at March 31, 2026 through maturity date.
★	Includes $42,851 cash collateral held at broker for futures contracts as of March 31, 2026.

4    NQ-VIPLDB [0326] 0526 (5459500)

The following futures contracts were outstanding at March 31, 2026:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Long Contracts:
US Treasury 2 yr Notes
20	$4,148,906	$4,178,518	6/30/26	$—	$(29,612)	$1,562
Short Contracts:
US Treasury 5 yr Notes
(24)	(2,596,312)	(2,626,685)	6/30/26	30,373	—	(3,817)
US Treasury 10 yr Ultra Notes
(1)	(113,516)	(115,544)	6/18/26	2,028	—	(297)
US Treasury Long Bonds
(1)	(113,875)	(116,982)	6/18/26	3,107	—	(375)
				(2,859,211)		35,508	—	(4,489)
Total Futures Contracts		$1,319,307		$35,508	$(29,612)	$(2,927)
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The notional amounts presented above represent the Series' total exposure in such contracts, whereas only the variation margin is reflected in the Series' net assets.
See Note 0 in “Notes to financial statements.”
Summary of abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
GE – General Electric
GNMA – Government National Mortgage Association
REMIC – Real Estate Mortgage Investment Conduit
Summary of abbreviations: (continued)
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
yr – Year

NQ-VIPLDB [0326] 0526 (5459500)    5